Borrowings - Credit Facilities (Narrative I) (Details Narrative) $ in Thousands		1 Months Ended		2 Months Ended	4 Months Ended							6 Months Ended		8 Months Ended		9 Months Ended	11 Months Ended				12 Months Ended
	Jan. 09, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jan. 23, 2023 USD ($)	Feb. 16, 2023 USD ($)	May 03, 2023 USD ($)	May 02, 2023	Apr. 25, 2023 USD ($)	Apr. 21, 2023 USD ($)	Apr. 19, 2023	May 11, 2022 USD ($)	May 08, 2019 USD ($)	Jun. 16, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 09, 2022 USD ($)	Aug. 20, 2021 USD ($)	Oct. 10, 2019 USD ($)	Dec. 15, 2023 USD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 USD ($)	Dec. 15, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 28, 2018
Debt Instrument [Line Items]
Long-Term Debt																					$ 1,393,049	$ 1,556,440
Long-Term Line of Credit																					908,288	$ 874,038
Total Borrowings [Member]
Debt Instrument [Line Items]
Long-Term Debt																					$ 1,861,463
NIBC Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																					Dec. 28, 2018
Line of Credit Facility, Maximum Borrowing Capacity																					$ 28,500
Number of loan tranches																							3
Long-Term Debt, Description																					to refinance three Ultra-Handymax vessels, previously included in the Term Loan B collateral package
Number of vessels released as collateral																					1
Description of collateral																					one other Handymax vessel
Prepayments of debt			$ 4,214									$ 10,380
NIBC Credit Facility [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit											$ 11,915
NIBC Credit Facility [Member] | Two Remaining Tranches [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																$ 13,475
Skandinaviska Enskilda $55 million Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																					Jun. 29, 2022
Long-Term Debt, Description																					to refinance the existing indebtedness of four of its vessels and for general corporate purposes
Proceeds from Lines of Credit													$ 55,000
Long-Term Line of Credit																					$ 43,240
Maturity date																					second quarter of 2027
Debt Instrument, Description of Variable Rate Basis																					Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate																					2.25%
Skandinaviska Enskilda $65 million Credit Facility [Member]
Debt Instrument [Line Items]
Long-Term Debt, Description									to refinance the existing indebtedness of five of its tanker vessels and for general corporate purposes
Proceeds from Lines of Credit								$ 65,000
Long-Term Line of Credit																					$ 61,100
Maturity date									second quarter of 2028
Debt Instrument, Description of Variable Rate Basis									Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate									2.00%
Hellenic Bank Credit Facility $25,235 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																					May 09, 2022
Long-Term Debt, Description																					to refinance the existing indebtedness of five of its vessels and for working capital purposes
Proceeds from Lines of Credit										$ 25,235
Prepayments of debt		$ 3,700
Long-Term Line of Credit																					$ 15,505
Maturity date																					second quarter of 2027
Debt Instrument, Description of Variable Rate Basis																					SOFR
Debt Instrument, Basis Spread on Variable Rate																					2.50%
HCOB $210m Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																					Sep. 05, 2022
Long-Term Debt, Description																					to refinance the existing indebtness of 20 of its vessels and for working capital purposes
Proceeds from Lines of Credit														$ 210,000
Prepayments of debt		$ 8,885																	$ 10,239		$ 5,297
Long-Term Line of Credit																					$ 144,201
Maturity date																					second quarter of 2025
Debt Instrument, Description of Variable Rate Basis																					Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate																					2.50%
First-Citizens Bank & Trust Company [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																					Dec. 21, 2022
Proceeds from Lines of Credit	$ 44,200
Long-Term Line of Credit																					$ 39,700
Maturity date																					first quarter of 2028
Debt Instrument, Description of Variable Rate Basis																					Term SOFR
Debt Instrument, Basis Spread on Variable Rate																					1.95%
Description of scope, credit facility																					to refinance the existing indebtedness of three of its tanker vessels and for general corporate purposes
DNB $18m Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																					Aug. 19, 2021
Long-Term Debt, Description																					to finance part of the acquisition cost of the Navios Azimuth
Proceeds from Lines of Credit															$ 18,000
Long-Term Line of Credit																					$ 12,240
Maturity date																					third quarter of 2026
Debt Instrument, Description of Variable Rate Basis																					Compounded SOFR plus a credit adjustment spread plus a margin (ranging from 280 bps to 290 bps per annum depending on the emission efficiency ratio of the vessels as defined in the loan agreement)
DNB $72.71m Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																					Dec. 13, 2021
Long-Term Debt, Description																					for the refinancing of the existing credit facilities of three tanker vessels and two dry bulk vessels
Proceeds from Lines of Credit																				$ 72,710
Prepayments of debt																	$ 37,075
Long-Term Line of Credit																					$ 19,070
Maturity date																					fourth quarter of 2026
Debt Instrument, Description of Variable Rate Basis																					Compounded SOFR plus a credit adjustment spread plus a margin (ranging from 270 bps to 280 bps per annum depending on the emission efficiency ratio of the vessels as defined in the loan agreement)
DNB (UK) and Export-Import Bank of China $161,600 million Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 161,600
Maturity date				ten years after drawdown
Debt Instrument, Description of Variable Rate Basis				Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate				1.70%
Description of scope, credit facility				to finance part of the contract price of four newbuilding containerships, currently under construction
Line of Credit Facility, Remaining Borrowing Capacity																					$ 161,600
KFW $165,638 million Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																					Sep. 30, 2022
Line of Credit Facility, Maximum Borrowing Capacity																					$ 86,240
Long-Term Debt, Description																					to finance part of the acquisition cost of two newbuilding containerships
Proceeds from Lines of Credit																		$ 43,120
Long-Term Line of Credit																					$ 43,120
Maturity date																					seven years after the drawdown date
Debt Instrument, Description of Variable Rate Basis																					Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate																					2.00%
Line of Credit Facility, Remaining Borrowing Capacity																					$ 43,120
KFW $165,638 million Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 165,638
Proceeds from Lines of Credit																					84,781
Long-Term Line of Credit																					84,781
Maturity date							12 years
Debt Instrument, Description of Variable Rate Basis							Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate							1.50%
Description of scope, credit facility							to finance the acquisition cost of two newbuilding 7,700 TEU containerships, currently under construction
Line of Credit Facility, Remaining Borrowing Capacity																					80,857
Eurobank S.A. [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit					$ 30,000
Long-Term Line of Credit																					$ 28,200
Maturity date						second quarter of 2028
Debt Instrument, Description of Variable Rate Basis						SOFR
Description of scope, credit facility						to refinance the existing indebtedness of three of its tanker vessels and for general corporate purposes
Eurobank S.A. [Member] | Any part of the loan (up to 70%) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						1.00%
Eurobank S.A. [Member] | Remaining amount [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						2.25%